UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street, 33rd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ted Johann
Title:  Chief Operating Officer and General Counsel
Phone:  (415) 675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Ted Johann                     San Francisco, CA                  8/2/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      467,406
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN EAGLE OUTFITTERS INC  COM              02553E106    9,868   839,800 SH       SOLE                  839,800      0    0
AMYLIN PHARMACEUTICALS INC     COM              032346108   13,831   735,700 SH       SOLE                  735,700      0    0
BRINKER INTERNATIONAL INC      COM              109641100   12,246   846,900 SH       SOLE                  846,900      0    0
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103   13,838   726,400 SH       SOLE                  726,400      0    0
BRUNSWICK CORP                 COM              117043109    5,504   442,800 SH       SOLE                  442,800      0    0
COVANTA HOLDING CORPORATION    COM              22282E102   11,980   722,100 SH       SOLE                  722,100      0    0
CRESCENT POINT ENERGY CORP     COM              22576C101   11,645   333,610 SH       SOLE                  333,610      0    0
DELL INC                       COM              24702R101    8,987   745,200 SH       SOLE                  745,200      0    0
E TRADE FINANCIAL CORPORATION  COM              269246401   11,435   967,440 SH       SOLE                  967,440      0    0
EL PASO CORP                   COM              28336L109   12,445 1,120,200 SH       SOLE                1,120,200      0    0
EMCOR GROUP INC                COM              29084Q100    6,930   299,100 SH       SOLE                  299,100      0    0
ENERNOC INC                    COM              292764107    5,713   181,700 SH       SOLE                  181,700      0    0
EQUIFAX INC                    COM              294429105    9,989   356,000 SH       SOLE                  356,000      0    0
FIDELITY NATIONAL INFORMATION  COM              31620M106   11,820   440,700 SH       SOLE                  440,700      0    0
GREAT CANADIAN GAMING CORP     COM              389914102   20,320 3,206,400 SH       SOLE                3,206,400      0    0
H & R BLOCK  INC               COM              093671105   15,108   962,893 SH       SOLE                  962,893      0    0
HILLENBRAND INC                COM              431571108    5,373   251,200 SH       SOLE                  251,200      0    0
HSN INC                        COM              404303109    1,200    50,000 SH       SOLE                   50,000      0    0
IAC/INTERACTIVE CORP           COM              44919P508    9,240   420,585 SH       SOLE                  420,585      0    0
INTERVAL LEISURE GROUP INC     COM              46113M108   23,427 1,881,723 SH       SOLE                1,881,723      0    0
KEYCORP NEW                    COM              493267108    4,399   572,000 SH       SOLE                  572,000      0    0
KGEN PWR CORP                  COM              49373X103    5,999   857,000 SH       SOLE                  857,000      0    0
LCA-VISION INC                 COM              501803308    2,179   393,300 SH       SOLE                  393,300      0    0
LENDER PROCESSING SVCS INC     COM              52602E102   16,259   519,300 SH       SOLE                  519,300      0    0
LIBERTY MEDIA CORPORATION      COM              53071M708    5,251   101,300 SH       SOLE                  101,300      0    0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   29,368   565,200 SH       SOLE                  565,200      0    0
MASTERCARD INC                 COM              57636Q104    7,343    36,800 SH       SOLE                   36,800      0    0
MEDTRONIC INC                  COM              585055106    4,907   135,300 SH       SOLE                  135,300      0    0
MEREDITH CORP                  COM              589433101    6,027   193,600 SH       SOLE                  193,600      0    0
MI DEVELOPMENTS INC SUB VTG    CL A SUB VTG     55304X104    1,283   104,900 SH       SOLE                  104,900      0    0
MICROSOFT CORP                 COM              594918104   14,634   636,000 SH       SOLE                  636,000      0    0
MOLSON COORS BREWING CO        COM              60871R209   10,069   237,700 SH       SOLE                  237,700      0    0
PFIZER INC                     COM              717081103   32,423 2,273,700 SH       SOLE                2,273,700      0    0
POPULAR INC                    COM              733174106    9,001 3,358,466 SH       SOLE                3,358,466      0    0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    5,854   165,000 SH       SOLE                  165,000      0    0
REGIONS FINANCIAL CORP         COM              7591EP100    3,366   511,600 SH       SOLE                  511,600      0    0
SAFEWAY INC                    COM              786514208   16,507   839,600 SH       SOLE                  839,600      0    0
SAVIENT PHARMACEUTICALS        COM              80517Q100    6,297   499,800 SH       SOLE                  499,800      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107    7,349    60,400 SH       SOLE                   60,400      0    0
SYMANTEC CORP                  COM              871503108   14,209 1,023,700 SH       SOLE                1,023,700      0    0
SYNOVUS FINANCIAL CORP         COM              87161C105    1,270   500,000 SH       SOLE                  500,000      0    0
THERAVANCE INC                 COM              88338T104    7,283   579,435 SH       SOLE                  579,435      0    0
TNS INC                        COM              872960109    4,754   272,600 SH       SOLE                  272,600      0    0
WILLIS GROUP HOLDINGS LTD      SHS              G96666105   16,311   542,800 SH       SOLE                  542,800      0    0
XENOPORT INC                   COM              98411C100   14,165 1,443,895 SH       SOLE                1,443,895      0    0


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